Commitment and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments And Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases

The Company leases facilities under noncancelable operating lease agreements. Future minimum rental payments under the noncancelable operating leases, subsequent to December 31, 2021, are as follows:

(In thousands)	Operating Leases
2022	$1,279
2023	970
2024	1,323
2025	1,360
2026	1,397
2027 and thereafter	9,919
Total	$16,248

Schedule of Future Minimum Lease Payments for Capital Leases	Future minimum rental payments under the noncancelable capital leases, subsequent to December 31, 2021, are as follows:

(In thousands)	Capital Leases
2022	$98
2023	4
2024	4
Minimum lease payment including interest	106
Amount representing interest	(4)
Minimum lease payments excluding interest	$102

Schedule of Unconditional Purchase Commitment	As of December 31, 2021, the Company has an unconditional purchase commitment with Palantir as detailed in the table below:

(In thousands)	Annual Service Payments
2022	$—
2023	8,000
2024	8,000
2025	10,000
2026	10,000
Total	$36,000